Short-Term Borrowings and Long-Term Debt (Assets Pledged as Collateral of Property, Plant and Equipment, Net of Accumulated Depreciation and Long-Term Investments in Debt and Equity Securities for Loans from Banks) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2017	Mar. 31, 2016
Debt Disclosure [Line Items]
Amount pledged as collateral	¥ 1,418	¥ 3,040
Property, Plant and Equipment, Net of Accumulated Depreciation
Debt Disclosure [Line Items]
Amount pledged as collateral	¥ 1,418	2,922
Long-term Investments in Debt and Equity Securities
Debt Disclosure [Line Items]
Amount pledged as collateral		¥ 118